UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 N. Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2010

COUNTRY VP Growth Fund

COUNTRY VP Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS

July 2010

Dear Shareholders:

Clint Eastwood fans among our shareholders probably can recall the movie “Every Which Way But Loose”, a comedy which tells the story of a bare-knuckles fighter named Philo Beddoe, and introduces the audience to a wild collection of characters including Philo’s pet orangutan named Clyde.  While the film’s commercial success cannot match the CGI blockbusters in today’s theatres, the film’s title in our view provides a fitting description of the current general economic and market conditions.  It also probably captures the feelings of many investors dealing with the confusing and often conflicting data produced by companies and economies.

Within our own office we can find differing market views, with one contingent bullish on the economy and equity markets squared off against an equally-strong group that is concerned and bearish, toward both economic conditions and the equity markets.  What makes the debate all the more interesting, and compelling, is that each view is entirely supportable with facts.  Views on an improving jobs situation in the US can be met with statistics showing the lengthening duration of unemployment.  Recent thoughts of a nascent improvement in housing, given incredibly-low mortgage rates, government incentives, and homebuilders replenishing land banks anticipating new construction, can be matched against the existing home inventory, concerns about “shadow housing inventory”, and weakening home sales following the removal of government incentives.  One week, we’ll hear from companies raising profit guidance and talking of improving business conditions both here and abroad, which is refuted the next week by other players in the same industry presenting evidence of weakening sales and diminished outlooks for profits.  The data either supports no conclusions, or supports them all.  Economies and markets are left without a general direction, and as the movie title suggests, seemingly turned every which way but loose.

Such conditions naturally leave market watchers with more questions than answers.  “Will there be a double-dip in the economy, or will it just feel like a double-dip, with subpar growth?”  “Will the quality trade come back into vogue?” “Will small caps do better than large?”  Amidst the uncertainty, we observe the following: conservatively-financed, inexpensive, world-class companies are holding some of their highest cash balances, as measured against either market capitalization or assets, in years.  Obviously how well these companies deploy this capital will go a long way to creating value for their shareholders.  In our equity portfolios, the low valuations awarded these cash-rich companies make them especially attractive, and we continue to add to positions.  Also, patience seems in short supply these days, since recent market volatility has fostered an even greater desire for instant gratification in the minds of some investors, leading to ever-shorter investment horizons.  So we are content to add to names that we think should produce decent returns for our shareholders over longer time periods.  The same goes for our fixed income portfolios, as we exercise patience in looking for higher-returning ideas.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY VP GROWTH FUND
Inception Date 11/17/03

The annualized returns for the Fund for the period ended June 30, 2010 are as follows:

1 Year	5 Year	Since Inception
11.02%	-0.54%	1.74%

Gross Expense Ratio – 1.36% (as of the prospectus dated 4/30/2010)
Net Expense Ratio – 0.90% (as of the prospectus dated 4/30/2010)

The advisor has contractually agreed to waive fees through May 31, 2012. These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 14.43%.

Following significant price appreciation from early in 2009, stocks in 2010 have been more volatile and have declined somewhat off their recent highs. There is a growing dichotomy between market bulls and bears. The bulls see the recent decline as a much needed consolidation following the market advances since early 2009. They feel that positive earnings news over the next few weeks could allow a resumption of the upward movement. Bears see the rally and correction as being liquidity driven as they look at longer term economic problems which have yet to be fixed. Economic indicators are providing mixed signals as some statistics suggest a resumption of growth while others continue to raise warning flags about economic activity. We continue to feel that the economic backdrop may eventually have a negative impact on corporate results and are maintaining a cautious investment posture.

As previously mentioned, we remain cautious in our outlook. Unemployment is high, personal income is weak, plans to purchase discretionary items are falling, housing appears poised for further declines and interest rates are again falling. The impact of government stimulus programs is winding down and the prospect of potential tax increases in 2011 does not bode well for any consumer led expansion. We have high confidence in the companies we own in the Growth Fund’s portfolio and feel there is substantial appreciation potential when conditions improve. However, our current results are being hit by the same forces that are presently pummeling the overall market.

COUNTRY VP BOND FUND
Inception Date 11/17/03

The annualized total returns for the Fund for the period ending June 30, 2010 are as follows:

1 Year	5 Year	Since Inception
8.90%	5.33%	4.90%

Gross Expense Ratio – 1.19% (as of the prospectus dated 4/30/2010)
Net Expense Ratio – 0.72% (as of the prospectus dated 4/30/2010)

The advisor has contractually agreed to waive fees through May 31, 2012. These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Low inflation, high unemployment, weak housing, and Europe’s debt woes are all contributing factors to a robust bond market. Treasury interest rates are at or near record lows. Yields on Fannie Mae and Freddie Mac mortgage securities are approaching record lows relative to Treasuries. Deflation is the current concern in the market, not inflation. The Federal Reserve is expected to keep rates ultra low in the near future.

The uncertainties regarding the European banking system and sovereign debt are not over yet. What effect on the U.S. economy from Europe’s slowdown is troubling? The housing outlook is still grim, with an excess supply of homes possibly causing another downdraft in housing prices. Lending is still frozen in the U.S. banking system. Unemployment is expected to remain high and inflation is non-existent. These are positive developments for investors in bonds, but not for risk assets.

However, in this bullish environment for bonds we have concerns about future returns considering today’s low level of rates. Bonds are priced for perfection and a negative jolt could send rates higher with negative return implications. As interest rates continue their downward trend we will be looking for opportunities to become defensive with our portfolio strategy.

Sincerely

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  You cannot invest directly in an index.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

For use only when accompanied or preceded by a prospectus.

Please refer to the Schedule of Investments in this report for holding information. Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

The Distributor of the Country VP Funds is COUNTRY® Capital Management Company.

COUNTRY VP Mutual Funds — Expense Example June 30, 2010 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 1/01/10 – 6/30/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 1/1/10	Value 6/30/10	1/1/10 – 6/30/10*
Actual(1)	$1,000.00	$ 921.30	$4.29
Hypothetical(2)	$1,000.00	$1,020.33	$4.51

(1)	Ending account values and expenses paid during period based on a (7.87)% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 1/1/10	Value 6/30/10	1/1/10 – 6/30/10*
Actual(1)	$1,000.00	$1,050.70	$3.56
Hypothetical(2)	$1,000.00	$1,021.32	$3.51

(1)	Ending account values and expenses paid during period based on a 5.07% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP Mutual Funds — Allocation of Portfolio Assets June 30, 2010 (unaudited)

COUNTRY VP Growth Fund*

COUNTRY VP Bond Fund*

*	Expressed as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY VP Mutual Funds — Portfolio Highlights  (unaudited)

COUNTRY VP Growth Fund

Average Annual Returns June 30, 2010
			Since Inception
	1 Year	5 Years	11/17/03
COUNTRY VP Growth Fund (11/17/03)(1)	11.02%	-0.54%	1.74%
S&P 500 Index(2)	14.43%	-0.79%	1.84%
____________
(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Ten Largest Holdings (excludes short-term investments) June 30, 2010
	Value	Percent of Fund
Exxon Mobil Corporation	$342,420	3.30%
CVS Caremark Corporation	334,248	3.22%
Aflac Incorporated	256,020	2.47%
General Electric Company	249,466	2.41%
Intuit Inc.	243,390	2.35%
Wal-Mart Stores, Inc.	230,736	2.23%
International Business Machines Corporation	209,916	2.02%
The Procter & Gamble Company	203,932	1.97%
Microsoft Corporation	201,338	1.94%
Dell, Inc.	197,784	1.91%
	$2,469,250	23.82%

COUNTRY VP Bond Fund

Average Annual Returns June 30, 2010
			Since Inception
	1 Year	5 Years	11/17/03
COUNTRY VP Bond Fund (11/17/03)(1)	8.90%	5.33%	4.90%
Barclays Capital Aggregate Bond Index(2)	9.50%	5.54%	5.29%
____________
(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)	The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

Ten Largest Holdings (excludes short-term investments) June 30, 2010
	Value	Percent of Fund
Government National Mortgage Association, 4.828%, 11/16/2033	$543,905	2.50%
Federal Home Loan Mortgage Corp., 4.000%, 11/15/2018	523,518	2.41%
U.S. Treasury Inflation Index Note, 3.000%, 7/15/2012	515,961	2.38%
Wachovia Bank Commercial Mortgage Trust, 4.445%, 11/15/2035	459,798	2.12%
U.S. Treasury Bond, 5.375%, 2/15/2031	430,609	1.98%
JPMorgan Chase Commercial Mortgage Trust, 5.050%, 12/12/2034	316,969	1.46%
Federal Home Loan Mortgage Corp., 4.500%, 1/15/2014	276,284	1.27%
Chicago, IL Metropolitan Water Reclamation District
Build America General Obligation, 5.720%, 12/1/2038	272,320	1.25%
JPMorgan Chase & Co., 5.375%, 10/1/2012	270,208	1.24%
Virginia Electric and Power Co., 4.500%, 12/15/2010	253,941	1.18%
	$3,863,513	17.79%

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2010 (unaudited)

COUNTRY VP Growth Fund

	Shares	Value
COMMON STOCKS — 97.38%
Consumer Discretionary — 9.19%
Abercrombie & Fitch Co. — Class A	3,500	$107,415
Comcast Corporation	6,800	118,116
Darden Restaurants, Inc.	1,100	42,735
Gentex Corporation	8,050	144,739
The Home Depot, Inc.	5,850	164,209
Limited Brands, Inc.	4,200	92,694
News Corporation — Class A	9,700	116,012
Target Corporation	3,400	167,178
		953,098
Consumer Staples — 14.54%
Archer-Daniels-Midland Company	5,500	142,010
Church & Dwight Co., Inc.	900	56,439
CVS Caremark Corporation	11,400	334,248
The Kroger Co.	3,000	59,070
McCormick & Company, Inc.	2,700	102,492
Philip Morris International, Inc.	3,500	160,440
The Procter & Gamble Company	3,000	179,940
Ralcorp Holdings, Inc. (a)	2,700	147,960
Sysco Corporation	3,300	94,281
Wal-Mart Stores, Inc.	4,800	230,736
		1,507,616
Energy — 12.36%
Apache Corporation	1,900	159,961
Chesapeake Energy Corp.	9,200	192,740
ChevronTexaco Corp.	1,900	128,934
ConocoPhillips	2,300	112,907
Exxon Mobil Corporation	6,000	342,420
Halliburton Company	7,500	184,125
Schlumberger Limited (b)	2,900	160,486
		1,281,573
Financials — 10.28%
ACE Limited (b)	3,400	175,032
Aflac Incorporated	6,000	256,020
American Express Company	3,600	142,920
The Bank of New York Mellon Corporation	4,000	98,760
JPMorgan Chase & Co.	5,400	197,694
State Street Corp.	3,000	101,460
Wells Fargo & Company	3,700	94,720
		1,066,606
Health Care — 15.86%
Abbott Laboratories	3,000	140,340
Amgen Inc. (a)	2,900	152,540
Baxter International Inc.	3,700	150,368
Covance, Inc. (a)	2,600	133,432
Eli Lilly and Company	3,200	107,200
Gilead Sciences, Inc. (a)	2,600	89,128
Hologic, Inc. (a)	6,100	84,973
Johnson & Johnson	3,000	177,180
Medtronic, Inc.	3,100	112,437
Novartis AG — ADR	2,400	115,968
Pfizer Inc.	11,500	163,990
St Jude Medical, Inc. (a)	2,900	104,661
WellPoint Inc. (a)	2,300	112,539
		1,644,756
Industrials — 11.06%
3M Co.	2,400	189,576
Bucyrus International, Inc.	1,000	47,450
Caterpillar Inc.	2,100	126,147
Emerson Electric Co.	2,300	100,487
General Dynamics Corp.	2,200	128,832
General Electric Company	17,300	249,466
Ingersoll-Rand PLC (b)	2,800	96,572
Iron Mountain, Inc.	4,300	96,578
Stericycle, Inc. (a)	1,700	111,486
		1,146,594
Information Technology — 14.98%
Cisco Systems, Inc. (a)	5,900	125,729
Dell, Inc. (a)	16,400	197,784
EMC Corporation (a)	6,100	111,630
Intel Corporation	8,000	155,600
International Business Machines Corporation	1,700	209,916
Intuit Inc. (a)	4,400	152,988
Microsoft Corporation	8,750	201,338
Nokia Corp. — ADR	6,342	51,687
QUALCOMM Inc.	4,350	142,854
Research In Motion Ltd. (a)(b)	1,200	59,112
Western Union Company	9,700	144,627
		1,553,265
Materials — 2.32%
BHP Billiton Limited — ADR	800	49,592
Monsanto Company	2,000	92,440
Newmont Mining Corporation	1,600	98,784
		240,816
Telecommunication Services — 3.45%
American Tower Corporation — Class A (a)	2,500	111,250
AT&T, Inc.	8,000	193,520
Verizon Communications Inc.	1,900	53,238
		358,008
Utilities — 3.34%
American Water Works Co., Inc.	5,300	109,180
Exelon Corp.	2,000	75,940
NextEra Energy, Inc.	3,300	160,908
		346,028
TOTAL COMMON STOCKS
(Cost $10,338,300)		10,098,360

	Principal
	Amount
CORPORATE BONDS — 1.10%
Northern States Power Co.
8.000%, 08/28/2012	$100,000	113,994
TOTAL CORPORATE BONDS
(Cost $100,605)		113,994

	Shares
SHORT-TERM INVESTMENTS — 0.50%
Money Market Funds — 0.50%
Federated Prime Obligations Fund 0.22% (c)	51,411	51,411
TOTAL SHORT-TERM INVESTMENTS
(Cost $51,411)		51,411
TOTAL INVESTMENTS
(Cost $10,490,316) — 98.98%		10,263,765
OTHER ASSETS IN
EXCESS OF LIABILITIES — 1.02%		105,704
TOTAL NET ASSETS — 100.00%		$10,369,469

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2010 (unaudited)

COUNTRY VP Growth Fund (continued)

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign Issuer.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2010.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2010 (unaudited)

COUNTRY VP Bond Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 2.02%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	$66,617	$67,828
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	75,000	80,497
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	47,615	37,781
John Deere Owner Trust
4.890%, 03/16/2015	100,000	104,211
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	106,890
Residential Asset Securities Corporation
4.767%, 10/25/2032 (a)	44,588	40,679
TOTAL ASSET BACKED SECURITIES
(Cost $428,346)		437,886

CORPORATE BONDS — 34.80%
Abbott Laboratories
5.600%, 05/15/2011	100,000	104,146
American Honda Finance Corporation
6.700%, 10/01/2013
(Acquired 09/24/2008, Cost $99,904) (b)	100,000	113,819
American International Group, Inc.
5.850%, 01/16/2018	200,000	178,750
Apache Corp.
6.900%, 09/15/2018	100,000	121,561
Archer-Daniels Midland Company
5.450%, 03/15/2018	100,000	113,750
AT&T Inc.
5.500%, 02/01/2018	200,000	221,167
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	108,092
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	100,000	107,726
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (c)	100,000	106,480
Burlington Northern Santa Fe
5.750%, 03/15/2018	150,000	168,466
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (c)	100,000	109,873
Citigroup, Inc.
5.500%, 08/27/2012	100,000	104,237
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	100,000	119,196
ConocoPhillips
6.650%, 07/15/2018	100,000	119,096
Credit Suisse New York
5.000%, 05/15/2013 (c)	100,000	106,838
Devon Energy Corp.
6.300%, 01/15/2019	75,000	86,886
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	100,000	113,205
E.I. du Pont de Nemours & Co.
5.000%, 01/15/2013	150,000	162,799
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	202,608
5.000%, 06/27/2018 (a)	150,000	151,206
Harley-Davidson Funding Corp.
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $99,886) (b)	100,000	103,417
Hewlett Packard Co.
4.500%, 03/01/2013	200,000	215,881
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	215,562
Ingersoll-Rand Co.
6.230%, 11/19/2027 (c)	150,000	158,940
International Business Machines Corporation
7.625%, 10/15/2018	100,000	128,575
JPMorgan Chase & Co.
5.375%, 10/01/2012	250,000	270,208
Kellogg Co.
5.125%, 12/03/2012	150,000	162,935
Kraft Foods, Inc.
6.750%, 02/19/2014	150,000	172,448
McKesson Corp.
7.500%, 02/15/2019	100,000	124,036
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	84,745
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	157,356
New Valley Generation IV
4.687%, 01/15/2022	78,339	86,815
New York University
5.236%, 07/01/2032	100,000	102,868
Perforadora Central SA de CV
5.240%, 12/15/2018 (c)	56,680	63,503
Pfizer, Inc.
5.350%, 03/15/2015	150,000	169,946
Pitney Bowes Inc.
5.250%, 01/15/2037	50,000	50,583
Regions Bank
7.500%, 05/15/2018	50,000	50,760
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	75,000	82,174
Simon Property Group LP
5.750%, 12/01/2015	100,000	109,936
Southern California Edison Co.
5.750%, 03/15/2014	100,000	112,537
Stanford University
4.750%, 05/01/2019	100,000	108,937
State Street Corporation
5.375%, 04/30/2017	100,000	107,447
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	202,835
Transocean, Inc.
5.250%, 03/15/2013 (c)	100,000	94,069
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	216,127
United Technologies Corp.
5.375%, 12/15/2017	150,000	171,936
Verizon Communications Inc.
5.500%, 02/15/2018	100,000	109,731
Vessel Management Services Inc.
4.960%, 11/15/2027	70,000	74,112
Virginia Electric & Power Co.
4.500%, 12/15/2010	250,000	253,941
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	229,503
6.200%, 04/15/2038	100,000	117,063
Walt Disney Company
4.700%, 12/01/2012	150,000	162,683
Wells Fargo & Co.
4.875%, 01/12/2011	150,000	153,081
5.625%, 12/11/2017	150,000	163,979

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2010 (unaudited)

COUNTRY VP Bond Fund (continued)

	Principal
	Amount	Value
William Wrigley Junior Co.
4.650%, 07/15/2015	$40,000	$40,600
XTO Energy, Inc.
4.625%, 06/15/2013	100,000	107,815
TOTAL CORPORATE BONDS
(Cost $6,959,959)		7,556,985

MORTGAGE BACKED SECURITIES — 21.95%
Bank of America Mortgage Securities
5.250%, 10/25/2020	56,700	57,737
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	32,100	30,820
6.000%, 11/25/2036	100,000	80,899
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	37,253	40,476
4.000%, 11/15/2018	500,000	523,518
5.000%, 11/15/2018	200,000	216,616
5.750%, 12/15/2018	26,320	27,770
5.000%, 10/01/2020	60,536	64,958
5.000%, 10/15/2031	102,508	106,339
Federal National Mortgage Association
3.500%, 09/01/2013	34,734	35,335
5.000%, 02/01/2014	47,803	49,409
5.000%, 05/01/2023	121,316	129,609
5.500%, 09/01/2025	90,470	97,716
5.500%, 02/01/2033	59,243	63,930
5.290%, 11/25/2033	123,072	132,110
5.500%, 12/01/2035	71,275	76,692
5.000%, 06/01/2038	130,581	138,373
6.500%, 02/25/2044	39,739	44,017
6.500%, 05/25/2044	45,702	50,050
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	15,671	15,664
Government National Mortgage Association
4.500%, 05/20/2014	102,497	103,860
5.500%, 10/20/2015	127,536	137,293
4.116%, 03/16/2019	25,162	25,252
4.031%, 01/16/2021	46,954	47,276
3.727%, 03/16/2027	77,073	78,989
6.000%, 12/15/2031	43,631	48,284
6.000%, 02/15/2032	76,894	85,096
7.000%, 07/15/2032	32,626	37,080
5.000%, 07/15/2033	212,403	228,307
4.828%, 11/16/2033	500,000	543,905
6.000%, 10/15/2036	115,655	126,563
JPMorgan Chase Commercial
Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	316,969
Mortgage IT Trust
1.597%, 02/25/2035 (a)	40,479	35,099
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $24,909) (b)	24,072	23,668
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $41,909) (b)	40,780	39,673
Residential Asset Securitization Trust
4.750%, 02/25/2019	50,621	51,099
Small Business Administration
Participation Certificates
5.080%, 11/01/2022	45,708	48,875
5.570%, 03/01/2026	67,719	74,461
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	54,516
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	459,798
5.484%, 07/15/2041 (a)	75,000	79,560
Wells Fargo Mortgage Backed Securities Trust
4.438%, 10/25/2033 (a)	50,939	50,699
5.460%, 07/25/2036 (a)	107,810	88,919
TOTAL MORTGAGE BACKED SECURITIES
(Cost $4,508,469)		4,767,279

MUNICIPAL BONDS — 14.60%
Barrington, IL Build America
Unlimited General Obligation
5.370%, 12/15/2024	200,000	209,544
Chicago, IL Board of Education Build
America Unlimited General Obligation
6.038%, 12/01/2029	100,000	104,163
Chicago, IL Metropolitan Water Reclamation
District Build America General Obligation
5.720%, 12/01/2038	250,000	272,320
Dallas County, TX Hospital District Build
America General Obligation
5.348%, 08/15/2022	100,000	107,056
Indiana Public Schools Multi-School
Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	200,000	208,756
Los Angeles, CA Unified School District Build
America Unlimited General Obligation
5.755%, 07/01/2029	100,000	99,954
New York, NY Build America
Unlimited General Obligation
5.206%, 10/01/2031	200,000	198,496
Pueblo, CO Board of Waterworks
Build America Revenue Bond
5.700%, 11/01/2029	100,000	103,504
State of Delaware Build America
Unlimited General Obligation
4.700%, 10/01/2021	200,000	214,082
State of Maryland Build America
Unlimited General Obligation
4.550%, 08/15/2024	200,000	210,678
State of Mississippi
Unlimited General Obligation
5.539%, 10/01/2029	100,000	109,475
State of Tennessee
Unlimited General Obligation
4.521%, 05/01/2021	100,000	105,057
State of Texas Build America
Unlimited General Obligation
5.517%, 04/01/2039	200,000	216,630
State of Washington Build America
Unlimited General Obligation
4.736%, 08/01/2024	200,000	208,274
University of California Build
America Revenue Bond
5.770%, 05/15/2043	100,000	104,704
University of Michigan Build
America Revenue Bond
4.926%, 04/01/2024	150,000	162,096
6.172%, 04/01/2030	100,000	106,250
University of Washington Build
America Revenue Bond
6.060%, 07/01/2039	100,000	115,629

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2010 (unaudited)

COUNTRY VP Bond Fund (continued)

	Principal
	Amount	Value
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	$100,000	$106,632
Washington, MD Suburban Sanitation District
Build America Unlimited General Obligation
4.800%, 06/01/2025	100,000	104,725
York County, SC Fort Mill School District
Build America Unlimited General Obligation
5.500%, 03/01/2028	100,000	102,415
TOTAL MUNICIPAL BONDS
(Cost $2,998,782)		3,170,440

U.S. GOVERNMENT AGENCY ISSUES — 1.49% (d)
Federal Home Loan Bank
4.840%, 01/25/2012	44,525	46,920
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	276,284
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $294,148)		323,204

U.S. TREASURY OBLIGATIONS — 7.70%
U.S. Treasury Bonds — 3.00%
5.375%, 02/15/2031	350,000	430,609
4.500%, 08/15/2039	200,000	220,281
		650,890
U.S. Treasury Inflation Index Bond — 0.88%
2.375%, 01/15/2025	173,486	192,447
U.S. Treasury Inflation Index Notes — 3.82%
3.000%, 07/15/2012	485,004	515,961
1.875%, 07/15/2013	118,700	125,553
2.000%, 01/15/2014	176,981	188,540
		830,054
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,570,046)		1,673,391

SHORT-TERM INVESTMENTS — 16.70%
Commercial Paper — 9.44%
American Express Company
0.274%, 07/12/2010	300,000	299,975
General Electric Company
0.325%, 07/20/2010	500,000	499,916
Household Finance Corp.
0.294%, 07/15/2010	750,000	749,915
Prudential Funding Corp.
0.304%, 07/15/2010	500,000	499,942
		2,049,748

	Shares
Money Market Funds — 7.26%
Federated Prime Obligations Fund
0.22% (e)	788,719	788,719
Fidelity Institutional Money Market
0.29% (e)	788,000	788,000
		1,576,719
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,626,467)		3,626,467
TOTAL INVESTMENTS
(Cost $20,386,217) - 99.26%		21,555,652
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.74%		161,761
TOTAL NET ASSETS — 100.00%		$21,717,413

Percentages are stated as a percent of net assets.

(a)	The coupon rate shown on variable rate securities represents the rates at June 30, 2010.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of June 30, 2010 these securities represented 1.29% of total net assets.

(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day effective yield as of June 30, 2010.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2010 (unaudited)

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Assets:
Investments in securities:
At cost	$10,490,316	$20,386,217
At value	$10,263,765	$21,555,652
Cash	6	9,998
Receivable for investments sold	115,196	—
Receivable for capital stock sold	400	9
Dividends receivable	8,408	—
Interest receivable	2,731	185,051
Prepaid expenses and other assets	1,143	2,073
Total assets	10,391,649	21,752,783
Liabilities:
Payable for investments purchased	4,329	—
Payable for capital stock redeemed	912	5,631
Payable to Advisor	750	374
Accrued expenses and other liabilities	16,189	29,365
Total liabilities	22,180	35,370
Net Assets	$10,369,469	$21,717,413
Net Assets Consist of:
Paid in capital	11,262,304	20,532,558
Undistributed net investment income	119,395	11,138
Accumulated net realized gain (loss) on investments	(785,679)	4,282
Net unrealized appreciation (depreciation) on investment securities	(226,551)	1,169,435
Total — representing net assets applicable to outstanding capital stock	$10,369,469	$21,717,413

Net assets	$10,369,469	$21,717,413
Shares outstanding	1,108,094	2,044,782
Net asset value, redemption price and offering price per share	$9.36	$10.62

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended June 30, 2010 (unaudited)

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Investment Income:
Dividends	$117,836	$—
Interest	3,930	435,122
Total investment income	121,766	435,122
Expenses:
Investment advisory fees (Note F)	42,586	51,268
Transfer agent fees	3,750	3,800
Professional fees	16,920	30,101
Printing	571	1,113
Custody fees	1,786	2,885
Administration fees	4,018	7,114
Accounting fees	4,075	13,630
Miscellaneous fees	1,329	1,987
Insurance	1,497	2,131
Trustees’ fees	2,225	3,872
Registration fees	209	389
Total expenses	78,966	118,290
Less: Expenses waived (Note F)	(27,863)	(46,514)
Net expenses	51,103	71,776
Net Investment Income	70,663	363,346
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	159,386	4,345
Net change in unrealized appreciation (depreciation) on investments	(1,117,655)	653,604
Net realized and unrealized gain (loss) on investments	(958,269)	657,949
Increase (Decrease) in Net Assets Resulting from Operations	$(887,606)	$1,021,295

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY VP Growth Fund		COUNTRY VP Bond Fund
	Six Months		Six Months
	Ended 6/30/10	Year Ended	Ended 6/30/10	Year Ended
	(unaudited)	12/31/09	(unaudited)	12/31/09
Operations:
Net investment income	$70,663	$131,596	$363,346	$660,438
Net realized gain (loss) on investments	159,386	(607,704)	4,345	120,699
Net change in unrealized appreciation (depreciation) on investments	(1,117,655)	2,637,335	653,604	626,797
Net increase (decrease) in net assets resulting from operations	(887,606)	2,161,227	1,021,295	1,407,934
Dividends and Distributions to Shareholders (Note B):
Net investment income	—	(82,864)	(352,208)	(668,034)
Net realized gains on investments	—	—	—	(117,168)
Total distributions	—	(82,864)	(352,208)	(785,202)
Capital Stock Transactions — Net (Note C)	(36,934)	(60,720)	1,322,758	1,466,023
Total increase (decrease) in net assets	(924,540)	2,017,643	1,991,845	2,088,755
Net Assets:
Beginning of period	11,294,009	9,276,366	19,725,568	17,636,813
End of period*	$10,369,469	$11,294,009	$21,717,413	$19,725,568
* Including undistributed net investment income of	$119,395	$48,732	$11,138	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Growth Fund
	Six Months
	Ended
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.16		$8.29	$12.28	$12.23	$11.47	$11.19
Income from investment operations
Net investment income(1)	0.06		0.12	0.13	0.13	0.17	0.13
Net realized and unrealized gain/ (loss)	(0.86)		1.82	(3.89)	0.71	1.06	0.47
Total from investment operations	(0.80)		1.94	(3.76)	0.84	1.23	0.60
Less distributions
Dividends from net investment income	—		(0.07)	(0.13)	(0.13)	(0.17)	(0.14)
Distributions from capital gains	—		—	(0.10)	(0.66)	(0.30)	(0.18)
Return of capital	—		—	— (2)	—	—	—
Total distributions	—		(0.07)	(0.23)	(0.79)	(0.47)	(0.32)
Net asset value, end of period	$9.36		$10.16	$8.29	$12.28	$12.23	$11.47
Total investment return(3)	-7.87%		23.56%	-30.93%	6.88%	10.83%	5.33%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$10,369		$11,294	$9,276	$13,759	$13,418	$12,403
Ratio of expenses to average net assets:
Before expense waiver
and reimbursement(4)	1.39	%(5)	1.36%	1.30%	1.24%	1.32%	1.48%
After expense waiver
and reimbursement(4)	0.90	%(5)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income
to average net assets:
Before expense waiver
and reimbursement(4)	0.75	%(5)	0.89%	0.81%	0.67%	1.02%	0.58%
After expense waiver
and reimbursement(4)	1.24	%(5)	1.35%	1.21%	1.01%	1.44%	1.16%
Portfolio turnover rate	12.70%		20.35%	21.82%	29.33%	26.70%	14.11%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Amount represents less than $0.005 per share.
(3)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(4)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Bond Fund
	Six Months
	Ended
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.28		$9.93	$10.06	$9.77	$9.84	$10.03
Income from investment operations
Net investment income(1)	0.18		0.36	0.40	0.41	0.38	0.35
Net realized and unrealized gains (loss)	0.34		0.41	(0.07)	0.29	(0.07)	(0.17)
Total from investment operations	0.52		0.77	0.33	0.70	0.31	0.18
Less distributions
Dividends from net investment income	(0.18)		(0.36)	(0.41)	(0.41)	(0.38)	(0.37)
Distributions from capital gains	—		(0.06)	(0.05)	—	—	—
Return of capital	—		—	— (2)	—	—	—
Total distributions	(0.18)		(0.42)	(0.46)	(0.41)	(0.38)	(0.37)
Net asset value, end of period	$10.62		$10.28	$9.93	$10.06	$9.77	$9.84
Total investment return(3)	5.07%		7.89%	3.35%	7.23%	3.34%	1.82%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$21,717		$19,726	$17,637	$16,788	$15,710	$15,465
Ratio of expenses to average net assets:
Before expense waiver
and reimbursement(4)	1.15	%(5)	1.17%	1.10%	1.05%	1.23%	1.50%
After expense waiver
and reimbursement(4)	0.70	%(5)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income
to average net assets:
Before expense waiver
and reimbursement(4)	3.09	%(5)	3.05%	3.64%	3.82%	3.28%	2.76%
After expense waiver
and reimbursement(4)	3.54	%(5)	3.52%	4.04%	4.17%	3.81%	3.56%
Portfolio turnover rate	1.68%		8.58%	31.72%	13.59%	11.46%	18.36%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Amount represents less than $0.005 per share.
(3)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(4)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2010 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “COUNTRY Funds”). Each of the COUNTRY Funds has distinct investment objectives and policies. These financial statements contain two of the four COUNTRY Funds. The two COUNTRY VP Funds are as follows: COUNTRY VP Growth Fund (“VP Growth Fund”) and COUNTRY VP Bond Fund (“VP Bond Fund”) (collectively, the “Country VP Funds” or “Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: Securities are valued at fair value. In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value.  The money market funds held by the individual Funds are valued at net asset value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

The Funds has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2010:

	VP Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer
Discretionary	$953,098	$—	$—	$953,098
Consumer Staples	1,507,616	—	—	1,507,616
Energy	1,281,573	—	—	1,281,573
Financials	1,066,606	—	—	1,066,606
Health Care	1,644,756	—	—	1,644,756
Industrials	1,146,594	—	—	1,146,594
Information
Technology	1,553,265	—	—	1,553,265
Materials	240,816	—	—	240,816
Telecommunications	358,008	—	—	358,008
Utilities	346,028	—	—	346,028
Corporate Bonds	—	113,994	—	113,994
Short-Term
Investments	51,411	—	—	51,411
Total Investments
in Securities	$10,149,771	$113,994	$—	$10,263,765

	VP Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed
Securities	$—	$437,886	$—	$437,886
Corporate Bonds	—	7,556,985	—	7,556,985
Mortgage Backed
Securities	—	4,767,279	—	4,767,279
Municipal Bonds	—	3,170,440	—	3,170,440
U.S. Government
Agency Issues	—	323,204	—	323,204
U.S. Treasury
Obligations	1,673,391	—	—	1,673,391
Short-Term Investments
Commercial Paper	—	2,049,748	—	2,049,748
Money Market Funds	1,576,719	—	—	1,576,719
Total Investments
in Securities	$3,250,110	$18,305,542	$—	$21,555,562

The Funds did not invest in any Level 3 investments during the period.  The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2010 (unaudited) (continued)

and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable ordinary income and long-term capital gains, if any, at least annually. Accordingly, no provisions for Federal income and excise taxes have been recorded in the accompanying financial statements.

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are allocated directly to that Fund.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The VP Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The VP Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At June 30, 2010, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	VP Growth Fund				VP Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2010		December 31, 2009		June 30, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,535	$79,092	10,835	$93,798	132,151	$1,382,304	186,072	$1,908,456
Shares issued through
reinvestment of dividends	—	—	940	8,504	8,256	86,398	14,652	150,128
Shares redeemed	(11,224)	(116,026)	(18,839)	(163,022)	(13,904)	(145,944)	(57,741)	(592,561)
Net increase (decrease) in capital stock	(3,689)	$(36,934)	(7,064)	$(60,720)	126,503	$1,322,758	142,983	$1,466,023

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the six months ended June 30, 2010, were as follows:

	Purchases	Sales
VP Growth Fund	$1,542,403	$1,411,651
VP Bond Fund	299,706	862,575

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

	Purchases	Sales
VP Growth Fund	$—	$—
VP Bond Fund	—	—

Note (E) Income Tax Information:  At December 31, 2009, the components of accumulated earnings (losses) on a tax basis were as follows:

	VP Growth Fund	VP Bond Fund
Cost of investments	$10,420,345	$19,078,804
Gross unrealized appreciation	$1,858,461	$759,496
Gross unrealized depreciation	(968,271)	(243,665)
Net unrealized appreciation	$890,190	$515,831
Undistributed ordinary income	$48,732	$—
Undistributed long-term capital gains	—	—
Total distributable earnings	$48,732	$—
Other accumulated gains (losses)	$(944,151)	$(63)
Total accumulated gains (losses)	$(5,229)	$515,768

COUNTRY VP Mutual Funds — Notes to Financial Statements June 30, 2010 (unaudited) (continued)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing difference in recognizing certain gains and losses on security transactions (eg., was sale deferrals).

The tax character of distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 were as follows:

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
VP Growth Fund
Ordinary income.	$—	$82,864
Long-term capital gain	—	—
	$—	$82,864

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
VP Bond Fund
Ordinary income	$352,208	$702,247
Long-term capital gain	—	78,710
Return of capital	—	4,245
	$352,208	$785,202

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2009.

Capital loss carryovers and post-October loss deferrals as of December 31, 2009 were as follows:

	Net Capital Loss	Capital Loss	Post-October
	Carryover(1)	Carryover Expiration	Losses(2)
VP Growth Fund	$(183,606)	12/31/2016	$—
	(760,545)	12/31/2017	—
VP Bond Fund	—	—	(63)

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.
(2)	Loss is recognized for tax purposes on January 1, 2010.

As of December 31, 2009, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. As of June 30, 2010, open Federal and State income tax years ended are December 31, 2007, December 31, 2008 and December 31, 2009. The Funds have no examinations in progress.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: VP Growth Fund, 0.75% and VP Bond Fund, 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for VP Growth Fund and VP Bond Fund for the six months ended June 30, 2010 were $1,786 and $2,885, respectively.

The Advisor has agreed to reduce its fees and reimburse the VP Growth Fund to the extent total annualized expenses exceed 0.90% of average daily net assets and the VP Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.  These agreements may be terminated at any time after May 31, 2012.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the six months ended June 30, 2010, were as follows:

			Expenses
			Waived and
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
VP Growth Fund	0.75%	$42,586	$26,077
VP Bond Fund	0.50%	51,268	43,629

* Excludes waiver of custody fees.

At June 30, 2010, 90.2% of the shares outstanding of the VP Growth Fund and 73.4% of the shares outstanding of the VP Bond Fund were owned by COUNTRY Mutual Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the VP Growth Fund and VP Bond Fund for the six months ended June 30, 2010 were $2,399 and $4,032, respectively.  Legal fees are included in professional fees in the Statements of Operations.  Certain other officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) Subsequent Events:  In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential reorganization or disclosure through the date the financial statements were issued.

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2010 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings with the SEC on Form N-Q. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY VP Growth Fund
COUNTRY VP Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
Roger D. Grace
Darrel L. Oehler
William H. Olthoff
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Scott Hancock, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
COUNTRY Capital Management Company
Bloomington, Illinois

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (08/10)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                COUNTRY Mutual Funds Trust

By (Signature and Title)*   /s/ Philip T. Nelson
Philip T. Nelson, President

Date   August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Philip T. Nelson
Philip T. Nelson, President

Date  August 31, 2010

By (Signature and Title)*   /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date  August 31, 2010

* Print the name and title of each signing officer under his or her signature